Offerings - Offering: 1	Nov. 10, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Footnote